Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Techfaith Wireless Communication Technology Limited (the “Company” or the “Group”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries include the following as of December 31, 2017:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%
Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%
Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%
One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%
798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%
Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Limited.)	November 20, 2003	PRC	100%
Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%
Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%
Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%
Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%
Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%
Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%
Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%
Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%
Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%
Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%
Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%
Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%
Shenyang 17vee Move Co. Limited (“17VEESY”) (formerly known as UU Internet Technology (Shenyang) Limited)	November 26, 2009	PRC	67.8%
Glomate Mobile (Beijing) Co., Limited. (“Glomate”)	January 5, 2010	PRC	51%
Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	71.9%
17fox Technology (Shenyang) Co. Limited (“17FOXSY”) (formerly known as Tecface International Mobile (Shenyang) Co., Limited)	September 22, 2011	PRC	83.3%

The Company and its subsidiaries are collectively referred to as the “Group”.

In 2006, the Group started to design and manufacture handsets and smart phones through Electronics Manufacturing Service (“EMS”) providers for sales to mobile handset brand owners and electronic products wholesale distributors. Since 2008, the Group generated the majority of its revenue from sales of these products. In 2009, the Group started generating revenue from mobile game design and other related services. In 2010, the Group acquired Citylead Limited with its subsidiaries and affiliates (the “Citylead Group”) and started to sell mobile phones under “QIGI” brand. In June of 2015, the Group sold the Citylead Group for its book value of $21,424 resulted in neither gain nor loss. The Group also developed its own brands, including “Tecface”, “17FOX” and “MOBIFOX”.

The Company has scaled down competitively challenged product lines within its Mobile Phone Business segment and has continued to progress the development of its real estate portfolio in its Real Estate Business Segment (See Note 24).

Variable interest entity (“VIE”)

QIGI&BODEE Technology (Beijing) Co., Limited (“QIGI Technology”) was jointly owned by Mr. Xu Enhai and Ms. Han Deling for 66.7% and 33.3%, respectively. Citylead Limited, through Tecface International Technology Limited entered into a number of contractual agreements with QIGI Technology and its equity owners on February 5, 2010. Tecface International Technology Limited has the power to direct the activities that most significantly affect the QIGI Technology’s economic performance and the ability to receive the majority of expected residual returns of QIGI Technology. Since the Group sold the Citylead Group in June of 2015, the series of contractual arrangements, including but not limited to equity pledge agreement, exclusive option agreement, power of attorney and exclusive business cooperation agreement that we entered into with QIGI Technology and the nominee shareholders of QIGI Technology have been terminated and become null and void.

The Group had determined that QIGI Technology was a variable interest entity (“VIE”) as of December 31, 2014 and 2013 as a result of the controlling financial interest discussed above. The Citylead Group was sold in 2015, and QIGI Technology ceased to be the Group’s VIE.

Techfaith Hangzhou

Techfaith Hangzhou was founded inApril 2006, and had been our wholly owned subsidiary through Charm Faith since its incorporation. In September 2016, the Company entered into an agreement (the “share transfer agreement”) with an unrelated third party (“the buyer”) to sell Techfaith Hangzhou through transferring the ownership of Charm Faith. The Company received approximately $7.48 million as the first payment for the share transfer agreement. In November 2016, the Company changed the shareholder of Charm Faith from Techfaith BVI to the buyer.

As the buyer did not pay the second payment as required and both parties have not reach any mutual agreement on how to proceed, the Company decided to cease this share transfer agreement. The Group has been negotiating with the buyer on transferring the ownership of Charm Faith back to Techfaith BVI.

To provide the Group the ability to receive the majority of the expected residual returns of Techfaith Hangzhou, Techfaith BVI, a wholly owned subsidiary of the Company, extended interest-free loan with total principle of $37 million to Charm Faith to finance its investment in Techfaith Hangzhou, and entered into an equity pledge agreement with Charm Faith.

In January 2018, the Group signed a settlement agreement with the buyer on terminating the share transfer agreement. According to the settlement agreement, the Group repaid the first payment along with interest of approximately $8.45 million to the buyer in February 2018.It is in the process of transferring the ownership of Charm Faith back to Techfaith BVI.

Equity pledge agreement

Charm Faith has pledged all of its equity interests in Techfaith Hangzhou with Techfaith China to insure the fulfillment of the above loan agreement. The equity pledge agreement has been registered with relevant local branch of the State Administration for Industry and Commerce, or SAIC, and remains in full force and effective. Consequently, the Company still enjoys substantially all of the rewards of ownership of Techfaith Hangzhou and exercises controls over Techfaith Hangzhou and as a result, the Company is the primary beneficiary of the Techfaith Hangzhou and has consolidated Techfaith Hangzhou.

17FOXSY

On September 22, 2011, the Group and Shenyang High and New Investment Co. Limited, (“Shenyang Investment”), a third party, set up a foreign invested joint-venture company named 17FOXSY in Shenyang, 16.7% owned by Shenyang High and New Investment Co. Limited (or “Shenyang Investment”) and 83.3% owned by the Group.

In December of 2016, 83.3% equity interest was transferred from Fair Nice to Mr. Deyou Dong, CEO of the Group, to become a domestic company. An entrusted agreement was signed between Fair Nice and Mr. Deyou Dong before the ownership changed. On April 24, 2017, the 83.3% equity interest was transferred back from Mr. Deyou Dong to Techfaith China.

In January 2018, the Group signed a share repurchase agreement with one of the minority shareholders of 17FOXSY on transferring 8.3% of the equity interest of 17FOXSY to the Group. According to the share repurchase agreement, the Group should pay the transfer price of approximately $3,595 to the minority shareholder in 2018. After this transaction, the Group will own 91.7% of the equity interest of 17FOXSY. The Group expects to complete the transaction within 2018.